PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

3. PROPERTY AND EQUIPMENT, NET:

Property and equipment - net, consists of the following:

			Depreciation/
			Amortization
December 31,	2013	2012	Period

Furniture and fixtures	$130,716	$130,015	7 years
Equipment and computers	1,952,051	1,921,845	3 to 7 years
Leasehold improvements	462,980	462,980	Term of lease
	2,545,747	2,514,840
Less accumulated depreciation and amortization	2,401,354	2,369,240
Property and Equipment, Net	$144,393	$145,600

Depreciation expense for the years ended December 31, 2013 and 2012 amounted to $39,891 and $29,316, respectively. Depreciation expense from inception to December 31, 2013 amounted to $2,460,678.